GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	Year ended
	December 31
	2024	2023
Office and administrative	$3,846	$3,552
Professional fees	4,567	2,718
Regulatory and transfer agent	525	451
Salaries and benefits	7,961	6,687
	$16,899	$13,408